FINANCIAL INSTRUMENTS - Debt Narrative (Details) - USD ($)				1 Months Ended		12 Months Ended
	Jan. 31, 2020	May 02, 2013	Oct. 16, 2009	Jan. 31, 2013	Sep. 30, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2019	Apr. 03, 2012	Jun. 30, 2011
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 5,536,000,000	$ 5,738,000,000	$ 6,423,000,000
Repayments						281,000,000	687,000,000
BNAF Notes Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)													4.40%
Repayments							0		$ 721,000,000
BNAF Notes Due 2041
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)													5.70%
Borrowings						$ 850,000,000	850,000,000
3.85%/5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)						385.00%
Borrowings						$ 1,079,000,000	1,079,000,000	1,079,000,000
Repayments						$ 0	$ 0
Effective rate (as percent)						4.87%	4.87%
3.85% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)	3.85%											3.85%
Repayments	$ 337,000,000									$ 913,000,000
5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)												5.25%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,080,000,000	$ 1,326,000,000	1,326,000,000
Repayments						$ 248,000,000	$ 0
Effective rate (as percent)						6.33%	6.16%
BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)			5.95%
Borrowings						$ 850,000,000	$ 850,000,000
Term of borrowings			30 years
BPDAF Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)			4.95%
Borrowings						0	248,000,000
Repayments						$ 248,000,000			152,000,000
Term of borrowings			10 years
7.50% Notes Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)					7.50%
Term of borrowings					30 years
Credit Facility Due 2025
Disclosure of detailed information about borrowings [line items]
Basis spread (as percent)											1.25%
Commitment fee (as percent)						0.15%
Credit Facility Due 2021
Disclosure of detailed information about borrowings [line items]
Repayments		$ 2,000,000,000
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 842,000,000	842,000,000	842,000,000
Repayments						0	0
5.75% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)		5.75%
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings						14,000,000	43,000,000	71,000,000
Repayments	$ 14,000,000					$ 29,000,000	$ 28,000,000	$ 28,000,000	$ 29,000,000	$ 14,000,000
Term of borrowings				7 years
Repayment holiday period				2 years
Effective rate (as percent)						3.36%	3.59%
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 5,467,000,000
Gross amount | BNAF Notes
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 4,000,000,000
Gross amount | BNAF Notes Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings													1,350,000,000.00
Gross amount | BNAF Notes Due 2041
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 850,000,000
Gross amount | 3.85%/5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 2,000,000,000
Gross amount | 3.85% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						337,000,000						1,250,000,000
Gross amount | 5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						750,000,000						$ 750,000,000
Gross amount | Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,250,000,000
Gross amount | BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings			850,000,000
Gross amount | BPDAF Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 400,000,000
Gross amount | LLCs Notes Due 2013, Due 2019 and Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,250,000,000
Gross amount | 7.50% Notes Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 250,000,000	250,000,000
Gross amount | Credit Facility Due 2025
Disclosure of detailed information about borrowings [line items]
Credit facility available											$ 3,000,000,000
Gross amount | 4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,000,000,000
Gross amount | 5.75% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 850,000,000				850,000,000
Gross amount | Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 14,000,000
Credit facility available				$ 142,000,000
Acacia Credit Facility Floating Interest Rate | Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Basis spread (as percent)				2.50%